UNITED STATES

               SECURITIES AND EXCHANGE COMMISSION

                     Washington, D.C. 20549

                            FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarterly Ended: December 31, 2012 Check here is Amendment [ X]; Amendment Number: 3
This Amendment (Check only one.): [x] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:     Shamrock Asset Management LLC
Address:  14643 Dallas Parkway, Suite 570
          Dallas, Texas 75254

13F File Number: 028-15010

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:   Michael Koch
Title:  Chief Compliance Officer
Phone:  281-367-0380
Signature, Place and Date of Signing:

      Michael Koch, Houston, TX    February 20, 2013

The report is being amended due to a clerical error in which the shares were not correctly entered.


Report Type (Check only one):

[X]    13F HOLDINGS REPORT.

[ ]    13F NOTICE.

[ ]    13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     28

Form 13F Information Table Value Total:57,112,657


List of Other Included Managers:

No.      13F File Number         Name
01       N/A                     N/A


                                                    FORM 13F INFORMATION TABLE
                                                          VALUE         SHARES/ SH/   PUT/   INVSTMT    OTHER     VOTING AUTHORITY
NAME OF ISSUER         TITLE OF CLASS       CUSIP       (x$1000)     PRN AMT/   PRN   CALL   DSCRETN    MANAGERS SOLE  SHARED  NONE
----------------   --------------------    --------      ---------  --------- ------ -----   --------   ----------------------------
APPLE INC               COM		037833100		224	421			Sole	None	Sole
ABBOTT LABORATO         COM		002824100		729	11134			Sole	None	Sole
JPMORGAN CHASE ALERIAN	COM		46625H365		323	8415			Sole	None	Sole
BROOKFIELD         	COM		G16252101		1,637	46446			Sole	None	Sole
POWERSHARES EXCHANGET	ETF		73936Q769		338	13560			Sole	None	Sole
DIAGEO ADR EACH REPR4   ADR		25243Q205		652	5595			Sole	None	Sole
MARKET VECTORS ETF  	ETF		57060U522		1,197	43622			Sole	None	Sole
ISHARES TRUST FLTG   	ETF             46429B655		1,419	28068			Sole	None	Sole
SPDR GOLD TR GOLD       ETF             78463V107		1,342	8288			Sole	None	Sole
GLAXOSMITHKLINE ADR 	ADR		37733W105		716	16488			Sole	None	Sole
MARKET VECTORS ETF  	ETF		57061R205		432	15925			Sole	None	Sole
SPDR SER TR BARCLAYSH	ETF		78464A417		3,092	75955			Sole	None	Sole
JPMORGAN CHASE & CO   	COM		46625H100		719	16364			Sole	None	Sole
NUVEEN PREM INCOME  	COM		67063W102		220	14500			Sole	None	Sole
NOVARTIS AG ADR		ADR             66987V109		645	10194			Sole	None	Sole
POWERSHARES GLOBAL  	Sov Debt	73936T573		2,187	69563			Sole	None	Sole
SPDR S&P 500 ETF   	ETF             78462F103		976	6860			Sole	None	Sole
AT&T INC           	COM             00206R102		1,097	32545			Sole	None	Sole
VANGUARD SCOTTSDALE FDS Corp		92206C870		6,170	70389			Sole	None	Sole
VANGUARD LONG TERM   	Corp Bond	92206C813		1,335	14566			Sole	None	Sole
VANGUARD SCOTTSDALE FDS Corp Bond	92206C409		609	7588			Sole	None	Sole
VERIZON                 COM             92343V104		737	17033			Sole	None	Sole
SEL SEC SPDR SHS BEN 	SBI		81369Y100		4,884	130107			Sole	None	Sole
SEC SPDR SHS BEN FIN    SBI		81369Y605		5,749	350797			Sole	None	Sole
SEC SPDR SHS BEN CON 	SBI		81369Y308		5,523	158255			Sole	None	Sole
SEC SECTOR SPDR HEALTH  SBI		81369Y209		5,541	138947			Sole	None	Sole
SEL SEC SPDR CONSUMER   SBI		81369Y407		5,684	119827			Sole	None	Sole
EXXON MOBIL CORP        COM		30231G102		2,924	33786			Sole	None	Sole